Debt Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Common Stock Warrants
Warrants	Number of Warrants	Weighted Average Exercise price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic value
Outstanding on January 1, 2023	683,935	$12.71	4	2,386
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or expired	(74,149)	—	—	—
Outstanding on September 30, 2023	609,756	$10.66	4	2,386
Exercisable on September 30, 2023	609,756	$10.66	—	—

Warrants	Number of Warrants	Weighted Average Exercise price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic value
Outstanding on January 1, 2021	841,848	$2.94	—	—
Granted	67,407	$1.06	—	—
Excised	—		—	—
Forfeited or expired	—		—	—
Outstanding on December 31, 2022	909,225	$2.80	—	—
Exercisable on December 31, 2022	909,225	$2.80	—	—

Schedule of Unvested Warrants	The following table summarizes the activities for our unvested warrants for the quarter ended September 30, 2023
	Number of Warrants	Weighted average Grant Date Fair Value Per warrant
Unvested on January 1, 2023	548,780	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on March 31, 2023	518,292	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on June 30, 2023	487,804	$5.22
Granted	—
Vested	(30,488)	$5.64
Forfeited	—
Unvested on September 30, 2023	457,316	$5.22
The following table summarizes the activities for our unvested warrants for the year ended December 31, 2022
	Number of Warrants	Weighted average Grant Date Fair Value Per warrant
Unvested on December 31, 2021	—
Granted	67,407	$1.06
Vested	(67,407)	$1.06
Forfeited	—
Unvested on December 31, 2022	—

Schedule of Fair Value of Warrant Liabilities	The fair value of the warrant liabilities was measured using a binomial lattice model. Significant inputs into the model at the inception and reporting period measurement dates are as follows:
Fair value assumptions	September 30, 2023
Estimated fair value of common stock warrant	$5.22
Exercise price	$10.66
Expected volatility	45%-52%
Expected terms (in years)	5
Risk-free interest rate	4.60%-5.46%
Dividend yield	0%
The fair value of the warrant liabilities was measured using a binomial lattice model. Significant inputs into the model at the inception and reporting period measurement dates are as follows:
Fair value assumptions	December 31, 2022
Estimated fair value of common stock warrant	$0.18
Exercise price	$0.40
Expected volatility	45%-52%
Expected terms (in years)	2
Risk-free interest rate	1.48%-2.18%
Dividend Yield	0%